Related party transactions - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Compas
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	£ 70	£ 73